Goodwill - Key measurement inputs (Details) - number	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Discount rate	6.73%	8.25%	8.25%
Exit multiple	800.00%	800.00%	800.00%
Discount rate
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Amount by which value assigned to key assumption must change in order for unit's recoverable amount to be equal to carrying amount	0.0323	0.0131	0.0038
Exit multiple
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Amount by which value assigned to key assumption must change in order for unit's recoverable amount to be equal to carrying amount	(1.7)	(0.7)	(0.2)